EATON VANCE KENTUCKY MUNICIPALS FUND
                 Supplement to Prospectus dated January 1, 1998

                       EATON VANCE FLORIDA MUNICIPALS FUND
                 Supplement to Prospectus dated February 1, 1998

                   EATON VANCE FLORIDA INSURED MUNICIPALS FUND
                   Supplement to Prospectus dated June 1, 1998

              EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND
                  Supplement to Prospectus dated August 1, 1998


         The portfolio manager for the corresponding Portfolio of each of the above-named Funds has changed as follows:

                  William H. Ahern is now the portfolio manager of the Kentucky Portfolio. He has been a Vice President of Eaton Vance and BMR since January 1996 and an employee of Eaton Vance since 1989.

                  Cynthia J. Clemson is now the portfolio manager of the Florida Portfolio, Florida Insured Portfolio and Florida Limited Maturity Portfolio. She has been a Vice President of Eaton Vance and BMR since 1993 and an employee of Eaton Vance since 1985.

November 16, 1998                                                        FL/KYPS